Note 3 - Debt and Equity Securities - Debt Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Due in one year or less, securities available-for-sale, amortized cost	$ 1,196
Due in one year or less, securities available-for-sale, estimated market value	1,198
Due after one year through five years, securities available-for-sale, amortized cost	26,325
Due after one year through five years, securities available-for-sale, estimated market value	26,542
Due after five years through ten years, securities available-for-sale, amortized cost	107,341
Due after five years through ten years, securities available-for-sale, estimated market value	108,184
Due after ten years, securities available-for-sale, amortized cost	140,812
Due after ten years, securities available-for-sale, estimated market value	143,872
Securities available-for-sale, amortized cost	275,674
Securities available-for-sale, estimated market value	279,796
Mortgage and asset-backed securities, amortized cost	295,168
Mortgage and asset-backed securities, estimated market value	300,747
Amortized Cost	570,842	$ 420,207
Estimated market value	$ 580,543